PARAMETRIC TABS SHORT-TERM MUNICIPAL BOND FUND

PARAMETRIC TABS INTERMEDIATE-TERM MUNICIPAL BOND FUND

Supplement to Statement of Additional Information dated June 1, 2024

The following replaces the second table under “Portfolio Managers.” in “Investment Advisory and Administrative Services”:

Fund Name and Portfolio Managers	Dollar Range of Equity Securities Beneficially Owned in the Fund	Aggregate Dollar Range of Equity Securities Beneficially Owned in the Eaton Vance Family of Funds
TABS Short-Term Fund
Brian C. Barney	None	None
Devin J. Cooch	None	None
Alison Wagner	None	None
TABS Intermediate-Term Fund
Brian C. Barney	None	None
David J. Cooch	None	None
Alison Wagner	None	None

June 5, 2024